Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001827075
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	DRAGONEER GROWTH OPPORTUNITIES CORP. II
Entity Incorporation State Country Code	E9
Entity File Number	001-39709
Entity Tax Identification Number	98-1560055
Entity Address, Address Line One	One Letterman Drive
Entity Address, Address Line Two	Building D
Entity Address, Address Line Three	Suite M500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	(415)
Local Phone Number	539-3099
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value
Trading Symbol	DGNS
Entity Emerging Growth Company	true
Entity Ex Transition Period	false